Note 18 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Note 18 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value	$ 1,697	$ 1,416	$ 5,811
Fair Value, Inputs, Level 2 [Member]
Note 18 - Derivative Financial Instruments (Details) - Valuation of Financial Instruments [Line Items]
Fair value	$ 1,697	$ 1,416	$ 5,811